Accumulated Other Comprehensive Income:	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Accumulated Other Comprehensive Income:

10.  Accumulated Other Comprehensive Income:

Accumulated Other Comprehensive Loss

The following is the detail of the change in the Company’s accumulated other comprehensive loss from December 30, 2017 to December 26, 2020 including the effect of significant reclassifications out of accumulated other comprehensive income (net of tax):

Foreign
Currency
Translation
Balance at December 30, 2017	$(26,537)
Other comprehensive income before reclassifications	(11,104)
Amounts reclassified from other comprehensive income(1)	51
Net current period other comprehensive loss	(11,053)
Balance at December 29, 2018	(37,590)
Other comprehensive income before reclassifications	5,533
Amounts reclassified from other comprehensive income(2)	17
Net current period other comprehensive income	5,550
Balance at December 28, 2019	(32,040)
Other comprehensive loss before reclassifications	2,652
Amounts reclassified from other comprehensive income	—
Net current period other comprehensive income	2,652
Balance at December 26, 2020	$(29,388)
(1)	In the year ended December 29, 2018, the Company fully liquidated four subsidiaries within the Canada reportable segment: Hillman Group GP1, LLC, Hillman Group GP2, LLC, HGC1 Financing LP, and HGC2 Holding LP and reclassified the cumulative translation adjustment to income The $51 loss was recorded as other income on the Consolidated Statement of Comprehensive Loss.
(2)	In the year ended December 28, 2019, the Company fully liquidated its Luxembourg subsidiary which results resides within the Canada reportable segment. The $17 loss was recorded as other income on the Consolidated Statement of Comprehensive Loss.